Employee Benefits - Stock Options (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | € / shares	€ 0.00		€ 0.00		€ 20.34
Weighted average share price at the exercise date of stock options | € / shares	€ 169.68		€ 132.67		€ 98.08
Aggregate intrinsic value of stock options exercised (in millions) | €	€ 13.6		€ 12.5		€ 11.5
Weighted average remaining contractual term of currently exercisable options (in years)	3 years 21 months 3 days	3 years 21 months 3 days	3 years 9 months 18 days	3 years 9 months 18 days	3 years 8 months 8 days	3 years 8 months 8 days
Aggregate intrinsic value of exercisable stock options (in millions) | €	€ 8.9		€ 21.0		€ 22.3
Aggregate intrinsic value of outstanding stock options (in millions) | €	€ 9.0		€ 21.2		€ 22.7
USD denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares		$ 0.00		$ 0.00		$ 22.69
Weighted average share price at the exercise date of stock options | $ / shares		$ 201.01		$ 148.48		$ 100.68
Aggregate intrinsic value of stock options exercised (in millions) | $		$ 7.6		$ 4.8		$ 4.1
Weighted average remaining contractual term of currently exercisable options (in years)	3 years 26 months 13 days	3 years 26 months 13 days	4 years 5 months 26 days	4 years 5 months 26 days	4 years 8 months 16 days	4 years 8 months 16 days
Aggregate intrinsic value of exercisable stock options (in millions) | $							$ 5.2	$ 13.1	$ 8.9
Aggregate intrinsic value of outstanding stock options (in millions) | $							$ 5.2	$ 13.2	$ 8.9